ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Accrued consulting fees			$ 45,000
Accrued wages and related expenses		10,184
Accrued interest expense			10,264
Total accrued expenses	$ 9,209	$ 10,184	$ 55,264